Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jul. 01, 2018
Prospectus Date	Jul. 01, 2018
Pacer CFRA-Stovall Global Seasonal Rotation ETF | Pacer CFRA-Stovall Global Seasonal Rotation ETF
Prospectus:
Trading Symbol	SZNG
Pacer CFRA-Stovall Small Cap Seasonal Rotation ETF | Pacer CFRA-Stovall Small Cap Seasonal Rotation ETF
Prospectus:
Trading Symbol	SZNZ
Pacer CFRA-Stovall Large Cap Seasonal Rotation ETF | Pacer CFRA-Stovall Large Cap Seasonal Rotation ETF
Prospectus:
Trading Symbol	SZNL
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Prospectus:
Trading Symbol	SZNE